Investments and cash held in Trust (Details) (Us Treasury Securities [Member], USD $)	Dec. 31, 2012
Us Treasury Securities [Member]
Held-to-maturity, Carrying Amount	$ 75,155,281
Held-to-maturity, Gross Unrealized Holding Gains	5,712
Held-to-maturity, Fair Value	$ 75,160,993